Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—97.8%
AUSTRALIA—0.7%
Materials—0.7%
Rio Tinto PLC, ADR	32,500	$ 2,117,700
BRAZIL—1.7%
Industrials—1.1%
CCR SA	1,346,800	2,947,833
Materials—0.6%
Vale SA, ADR	161,500	1,752,275
Total Brazil		4,700,108
CANADA—1.4%
Energy—1.4%
Enbridge, Inc.(a)	107,300	4,015,166
CHINA—1.9%
Communication Services—1.2%
Tencent Holdings Ltd.	73,300	3,382,535
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	435,700	1,892,079
Total China		5,274,614
DENMARK—2.2%
Financials—1.2%
Tryg AS	156,000	3,415,480
Health Care—1.0%
Novo Nordisk AS, Class B	21,600	2,861,846
Total Denmark		6,277,326
FRANCE—6.2%
Consumer Discretionary—0.8%
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,257,159
Consumer Staples—2.0%
Danone SA	55,900	3,631,546
Pernod Ricard SA	15,600	2,087,392
		5,718,938
Energy—1.2%
TotalEnergies SE, ADR(a)	50,900	3,450,002
Industrials—0.8%
Teleperformance SE	18,367	2,364,482
Utilities—1.4%
Engie SA	243,200	3,823,143
Total France		17,613,724
GERMANY—4.2%
Communication Services—1.0%
Deutsche Telekom AG	108,700	2,843,318
Consumer Discretionary—1.0%
Mercedes-Benz Group AG	40,900	2,703,671
Financials—1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,300	3,102,906
Utilities—1.1%
RWE AG	84,100	3,138,688
Total Germany		11,788,583
Shares or Principal Amount		Value

HONG KONG—0.4%
Financials—0.4%
Hong Kong Exchanges & Clearing Ltd.	42,300	$ 1,247,724
IRELAND—0.9%
Information Technology—0.9%
Accenture PLC, Class A	7,400	2,446,588
ISRAEL—0.7%
Energy—0.7%
Energean PLC	163,600	2,101,057
JAPAN—1.8%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	288,300	3,329,966
Real Estate—0.6%
GLP J-Reit	2,000	1,752,167
Total Japan		5,082,133
NETHERLANDS—4.0%
Financials—1.3%
ING Groep NV, Series N	208,000	3,775,396
Information Technology—2.7%
ASML Holding NV	4,600	4,283,388
BE Semiconductor Industries NV	26,100	3,362,323
		7,645,711
Total Netherlands		11,421,107
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	342,000	3,806,681
SOUTH KOREA—0.6%
Materials—0.6%
LG Chem Ltd.	7,100	1,596,678
SPAIN—0.9%
Consumer Discretionary—0.9%
Amadeus IT Group SA	36,660	2,414,458
SWEDEN—0.3%
Financials—0.3%
Kinnevik AB, Class B	118,548	993,968
TAIWAN—1.8%
Information Technology—1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	170,200	4,964,953
UNITED KINGDOM—3.8%
Consumer Discretionary—0.6%
Taylor Wimpey PLC	782,900	1,605,082
Financials—1.1%
London Stock Exchange Group PLC	25,700	3,128,349
Health Care—1.4%
AstraZeneca PLC, ADR(a)	49,900	3,949,585
Industrials—0.7%
Melrose Industries PLC	260,200	1,970,315
Total United Kingdom		10,653,331
UNITED STATES—63.0%
Communication Services—2.2%
Alphabet, Inc., Class C(a)	36,000	6,233,400

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Global Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Discretionary—7.0%
Aptiv PLC(a)(b)	24,400	$ 1,693,116
Genuine Parts Co.(a)	22,500	3,309,975
Las Vegas Sands Corp.	35,400	1,404,318
Lowe's Cos., Inc.(a)	16,100	3,952,711
NIKE, Inc., Class B	30,200	2,260,772
TJX Cos., Inc.(a)	37,400	4,226,948
Wyndham Hotels & Resorts, Inc.	39,600	2,998,512
		19,846,352
Consumer Staples—6.1%
Coca-Cola Co.(a)	67,800	4,524,972
Keurig Dr. Pepper, Inc.	81,100	2,780,108
Mondelez International, Inc., Class A(a)	43,000	2,939,050
Nestle SA	28,810	2,918,240
Target Corp.(a)	26,500	3,985,865
		17,148,235
Energy—1.2%
Williams Cos., Inc.(a)	82,285	3,533,318
Financials—8.9%
Bank of America Corp.(a)	80,700	3,253,017
Blackstone, Inc.	25,154	3,575,641
CME Group, Inc.	13,300	2,576,343
Fidelity National Information Services, Inc.	43,339	3,329,735
Goldman Sachs Group, Inc.	9,500	4,835,785
JPMorgan Chase & Co.	20,900	4,447,520
MetLife, Inc.	41,000	3,150,850
		25,168,891
Health Care—9.3%
AbbVie, Inc.(a)	24,212	4,486,968
CVS Health Corp.	37,100	2,238,243
Eli Lilly & Co.(a)	1,700	1,367,259
Johnson & Johnson	11,700	1,846,845
Medtronic PLC(a)	29,000	2,329,280
Merck & Co., Inc.	29,100	3,292,083
Roche Holding AG	11,010	3,564,591
Sanofi SA	38,300	3,948,442
UnitedHealth Group, Inc.(a)	5,592	3,221,886
		26,295,597
Industrials—5.9%
FedEx Corp.(a)	13,500	4,080,375
Ferrovial SE	76,000	3,022,198
Norfolk Southern Corp.	16,100	4,017,916
Schneider Electric SE	11,800	2,844,215
Waste Management, Inc.	13,400	2,715,644
		16,680,348
Information Technology—14.9%
Amdocs Ltd.	36,500	3,192,655
Analog Devices, Inc.	18,100	4,187,978
Apple, Inc.(a)	50,200	11,148,416
Broadcom, Inc.(a)	43,260	6,951,017
Cisco Systems, Inc.	77,900	3,774,255
Shares or Principal Amount		Value

Microsoft Corp.(a)	25,626	$ 10,720,637
Oracle Corp.	16,800	2,342,760
		42,317,718
Materials—2.4%
Linde PLC	8,300	3,775,928
Newmont Corp.	60,600	2,973,642
		6,749,570
Real Estate—1.8%
American Tower Corp., REIT	11,500	2,534,600
Gaming & Leisure Properties, Inc., REIT(a)	53,991	2,710,348
		5,244,948
Utilities—3.3%
CMS Energy Corp.(a)	43,800	2,838,240
FirstEnergy Corp.	59,600	2,497,836
NextEra Energy Partners LP	46,300	1,182,965
NextEra Energy, Inc.(a)	37,100	2,834,069
		9,353,110
Total United States		178,571,487
Total Common Stocks		277,087,386
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, Class B, Series 2007 -C 0.00%, 01/15/2087(c)	$500,000	500
Total Corporate Bonds		500
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	75,400	3,589,555
Total Preferred Stocks		3,589,555
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(d)	1,616,230	1,616,230
Total Short-Term Investment		1,616,230
Total Investments (Cost $226,529,428)—99.7%		282,293,671
Other Assets in Excess of Liabilities—0.3%		922,814
Net Assets—100.0%		$283,216,485

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2024
abrdn Global Dynamic Dividend Fund

At July 31, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/11/2024	HSBC Bank PLC	USD	21,093,077	EUR	19,400,000	$21,064,563	$28,514

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
4

Notes to Portfolio of Investments  (concluded)
July 31, 2024 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5